Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock options activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	6,000	$0.005	2.5	$—
Granted as incentives	6,849	$7.30	4.5	$—
Granted pursuant to employment agreement (see Note 8)	16,000	$10.00	9.6	$—
Forfeited		—	—	—
Balance Outstanding, June 30, 2022	28,849	$7.50	7.5	$—
Exercisable, June 30, 2022	12,000	$5.00	5.8	$6,030

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2019	6,000	$0.005	4.5	$104,970
Granted/Issued/ Forfeited	—	—	—	—
Balance Outstanding, December 31, 2020	6,000	0.005	3.5	127,290
Granted/Issued/ Forfeited	—	—	—	—
Balance Outstanding, December 31, 2021	6,000	$0.005	2.5	$42,870
Exercisable, December 31, 2021	6,000	$0.005	2.5	$42,870

Schedule of warrant activities
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	347,080	$15.50	4.1	$—
Granted/Forfeited	—	—	—	—
Balance Outstanding, June 30, 2022	347,080	$15.50	3.6	$—
Exercisable, June 30, 2022	347,080	$15.50	3.6	$—

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2019	44,500	$10.00	4.80	$337,750
Forfeited	(44,500)	10.00	—	—
Balance Outstanding, December 31, 2020	—	—	—	—
Granted	347,080	15.50	4.12	—
Balance Outstanding, December 31, 2021	347,080	$15.50	4.12	$—
Exercisable, December 31, 2021	347,080	$15.50	4.12	$—